FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value transfers	$ 0	$ 0
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	4,946,082	9,504,000
Change in fair value	(295,793)	3,871,560
Fair value, ending	$ 4,650,289	$ 13,375,560